SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
Right-of-use Assets And Opearting Lease Liabilities
2023	$ 262,003	$ 2,044,020
2024	229,253	1,788,518
Total future lease payments	491,256	3,832,538
Less imputed interest	(23,263)	(181,496)
Present value of lease obligation	$ 467,993	$ 3,651,042	$ 5,463,060